Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	CAD 76	CAD 66
Interest costs	115	112
Expected return on plan assets	(151)	(145)
Amortization of actuarial losses	45	48
Amortization of past service credits/plan amendments	0	1
Regulatory adjustments	2	6
Net benefit cost	87	88
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	27	18
Interest costs	25	23
Expected return on plan assets	(14)	(12)
Amortization of actuarial losses	2	2
Amortization of past service credits/plan amendments	(12)	(10)
Regulatory adjustments	4	9
Net benefit cost	CAD 32	CAD 30